Long-term Debt - Additional Information (Details) - USD ($)			12 Months Ended			54 Months Ended
	May 26, 2020	May 22, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 15, 2024	May 03, 2021	Dec. 31, 2019	Oct. 23, 2019	Sep. 23, 2019
Debt Instrument [Line Items]
Long-term debt			$ 1,807,507,000	$ 1,488,821,000
Payments of financing costs			17,718,000	1,982,000	$ 17,729,000
Limitation on cash holding, amount		$ 50,000,000
Percentage of reserve against proceeds of specified assets sales		75.00%
Interest paid, including capitalized interest, operating and investing activities			99,438,000	99,981,000	$ 86,345,000
Long-term debt, maturities, repayments of principal in next twelve months			7,336,000
Long-term debt, maturities, repayments of principal in year two			4,659,000
Long-term debt, maturities, repayments of principal in year three			376,952,000
Long-term debt, maturities, repayments of principal in year four			401,486,000
Long-term debt, maturities, repayments of principal in year five			525,730,000
Long-term debt, maturities, repayments of principal after year five			507,770,000
Senior Notes Due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt			525,000,000
Payments of financing costs			$ 9,300,000
Debt instrument, redemption price, percentage			100.00%
Debt instrument, interest rate, effective percentage			6.25%
Debt instrument, interest rate, stated percentage			6.25%
Debt instrument, interest payment terms			Interest is payable semiannually in cash in arrears on March 15 and September 15 of each year, commencing on March 15, 2020.
Debt instrument, redemption, description			40.00%
Debt instrument, redemption price, percentage - equity offering			106.25%
Debt instrument, redemption price, percentage - change of control			101.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt			$ 400,000,000	215,000,000
Line of credit facility, maximum borrowing capacity			600,000,000				$ 406,500,000			$ 700,000,000
Line of credit facility, maximum borrowing capacity reduction			600,000,000
Proceeds from sale of specified assets			100,000,000
Repayments of lines of credit			$ 50,000,000
Proceeds from sale of productive assets			100.00%
Payments of financing costs			$ 6,944,000
Deferred finance costs, noncurrent, net										$ 6,222,000
Line of credit facility, current borrowing capacity			$ 600,000,000
Line of credit facility, unused capacity, commitment fee percentage			0.50%
Repayment of borrowings	$ 200,000,000
Letters of credit outstanding, amount			$ 22,338,000	30,773,000
Borrowing capacity under revolving credit facility after reductions for borrowings and letters of credit outstanding			$ 70,271,000
Revolving Credit Facility [Member] | LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			1.50%
Revolving Credit Facility [Member] | LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			3.50%
Revolving Credit Facility [Member] | Forecast [Member]
Debt Instrument [Line Items]
Line of credit facility, commitment fee amount						$ 200,000,000
Receivable Securitization Facility [Member]
Debt Instrument [Line Items]
Long-term debt			$ 75,000,000	80,700,000
Line of credit facility, maximum borrowing capacity			$ 75,000,000	125,000,000				$ 75,000,000
Line of credit facility, amount outstanding commitment fee, percentage			0.13%
Line of credit facility, commitment fee percentage			0.50%
Line of credit, commitment fee on maximum amount available, percentage			100.00%
Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt				375,000,000
Debt instrument, interest rate, stated percentage			4.875%
Debt instrument principal amount									$ 375,000,000
Senior Notes Due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt			$ 300,000,000	300,000,000
Payments of financing costs			$ 4,990,000
Debt instrument, interest rate, effective percentage			5.25%
Debt instrument, interest rate, stated percentage			5.25%
Debt instrument, interest payment terms			Interest is payable semiannually in cash in arrears on June 1 and December 1 of each year, commencing on December 1, 2014.
Proceeds from loan, percentage of principal (as a percent)			100.00%
Percentage of principal amount that the holder of the note may require the entity to repurchase due to a fundamental change undergone by the entity, subject to certain conditions (as a percent)			101.00%
Asset sales redemption price, percentage of principal (as a percent)			100.00%
Senior Notes Due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt			$ 500,000,000	$ 500,000,000
Payments of financing costs			$ 8,779,000
Debt instrument, interest rate, stated percentage			7.75%
Debt instrument, interest payment terms			Interest is payable semiannually in cash in arrears on February 15 and August 15 of each year, commencing on February 15, 2018.
Proceeds from loan, percentage of principal (as a percent)			100.00%
Percentage of principal amount that the holder of the note may require the entity to repurchase due to a fundamental change undergone by the entity, subject to certain conditions (as a percent)			101.00%
Asset sales redemption price, percentage of principal (as a percent)			100.00%
The maximum percentage of the principal amounts of the debt instrument which the entity may redeem (as a percent)			35.00%
The limit of the principal amount of the debt instrument which the entity may redeem (as a percent)			107.75%